JULY 20, 2001 SUPPLEMENT TO THE MAY 1, 2001 STATEMENT OF ADDITIONAL INFORMATION
          FOR THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES

The following information supplements the NonStandardized Performance Update Charts in the Performance Information section:

                             TRAVELERS PRIMELITE
              NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                            Cumulative Returns                    Average Annual Returns
                                          ------------------------------------------------------------------------------
                                            YTD      1 YR      3YR       5YR      3YR       5YR     Inception  Inception
                                                                                                     To Date     Date #
------------------------------------------------------------------------------------------------------------------------
EQUITY ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio  18.81%    18.81%    48.09%   111.03%   13.97%   16.09%     15.82%     12/3/93
------------------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio   -8.24%    -8.24%      -        -        -         -        15.27%      5/1/98
------------------------------------------------------------------------------------------------------------------------

                                           Calendar Year Returns
                                         --------------------------
                                            1999    1998    1997

-------------------------------------------------------------------
EQUITY ACCOUNTS:
-------------------------------------------------------------------
Smith Barney Fundamental Value Portfolio   20.32%   3.60%  15.22%
-------------------------------------------------------------------
Smith Barney Large Cap Growth Portfolio    29.02%     -       -
-------------------------------------------------------------------

# The inception date is the date that the underlying fund commenced operations.